Note 4 - Loans And Related Allowance For Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2012	2011

Commercial and industrial	$62,188	$59,185
Real estate - construction	22,522	21,545
Real estate - mortgage:
Residential	203,872	208,139
Commercial	115,734	108,502
Consumer installment	4,117	4,509
	408,433	401,880
Less allowance for loan losses	(7,779)	(6,819)

Net loans	$400,654	$395,061

Schedule of Financing Receivable by Segment [Table Text Block]
			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,592	$3,993	$5,761	$6,914	$28	$21,288
Collectively evaluated for impairment	57,596	18,529	198,111	108,820	4,089	387,145
Total loans	$62,188	$22,522	$203,872	$115,734	$4,117	$408,433
			Real estate- Mortgage
December 31, 2011	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$4,492	$867	$4,882	$6,491	$-	$16,732
Collectively evaluated for impairment	54,693	20,678	203,257	102,011	4,509	385,148
Total loans	$59,185	$21,545	$208,139	$108,502	$4,509	$401,880

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
December 31, 2012	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$1,189	$933	$600	$960	$6	$3,688
Collectively evaluated for impairment	543	190	2,272	1,031	55	4,091
Total ending allowance balance	$1,732	$1,123	$2,872	$1,991	$61	$7,779
			Real Estate- Mortgage
December 31, 2011	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$595	$237	$685	$185	$-	$1,702
Collectively evaluated for impairment	701	201	3,046	1,121	48	5,117
Total ending allowance balance	$1,296	$438	$3,731	$1,306	$48	$6,819
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
Charge-offs	(230)	(135)	(785)	(123)	(64)	(1,337)
Recoveries	71	-	31	-	27	129
Provision	595	820	(105)	808	50	2,168
ALL balance at December 31, 2012	$1,732	$1,123	$2,872	$1,991	$61	$7,779
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221
Charge-offs	(568)	(6)	(1,862)	(265)	(11)	(2,712)
Recoveries	76	-	122	-	27	225
Provision	554	88	2,079	428	(64)	3,085
ALL balance at December 31, 2011	$1,296	$438	$3,731	$1,306	$48	$6,819
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALL balance at December 31, 2009	$864	$-	$2,816	$1,198	$59	$4,937
Charge-offs	(450)	-	(1,433)	(428)	(59)	(2,370)
Recoveries	40	-	-	-	34	74
Provision	780	356	2,009	373	62	3,580
ALL balance at December 31, 2010	$1,234	$356	$3,392	$1,143	$96	$6,221

Impaired Financing Receivables [Table Text Block]
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,230	$1,229	$-
Real estate - construction	308	308	-
Real estate - mortgage:
Residential	2,716	2,729	-
Commercial	4,143	4,164	-
Consumer installment	11	11	-
Total	$8,408	$8,441	$-

With an allowance recorded:
Commercial and industrial	$3,362	$3,367	$1,189
Real estate - construction	3,685	3,685	933
Real estate - mortgage:
Residential	3,045	3,054	600
Commercial	2,771	2,776	960
Consumer installment	17	17	6
Total	$12,880	$12,899	$3,688

Total:
Commercial and industrial	$4,592	$4,596	$1,189
Real estate - construction	3,993	3,993	933
Real estate - mortgage:
Residential	5,761	5,783	600
Commercial	6,914	6,940	960
Consumer installment	28	28	6
Total	$21,288	$21,340	$3,688
Impaired Loans
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial and industrial	$1,172	$1,172	$-
Real estate - construction	4,250	4,250	-
Real estate - mortgage:
Residential	3,188	3,193	-
Commercial	2,528	2,536	-
Consumer installment	24	24	-
Total	$11,162	$11,175	$-

With an allowance recorded:
Commercial and industrial	$465	$465	$196
Real estate - construction	271	271	125
Real estate - mortgage:
Residential	-	-	-
Commercial	2,555	2,560	551
Total	$3,291	$3,296	$872

Total:
Commercial and industrial	$1,637	$1,637	$196
Real estate - construction	4,521	4,521	125
Real estate - mortgage:
Residential	3,188	3,193	-
Commercial	5,083	5,096	551
Consumer installment	24	24	-
Total	$14,453	$14,471	$872

	As of December 31, 2012		As of December 31, 2011		As of December 31, 2010

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Total:
Commercial and industrial	$2,776	$348	$1,637	$58	$3,149	$13
Real estate - construction	2,798	156	4,521	216	618	1
Real estate - mortgage:
Residential	4,263	338	3,188	157	594	-
Commercial	4,717	543	5,083	97	3,320	69
Consumer installment	27	3	24	2	-	-

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Modifications As of December 31, 2012
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	1	12	13	$489
Real estate- construction:	-	-	-	-
Real estate- mortgage:
Residential	2	7	9	921
Commercial	-	1	1	156
Consumer Installment	-	2	2	11
	Modifications As of December 31, 2011
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	-	8	8	$586
Real estate- construction:	-	2	2	3,883
Real estate- mortgage:
Residential	-	10	10	1,639
Commercial	-	2	2	1,625
Consumer Installment	-	2	2	24
	Modifications As of December 31, 2010
				Pre-Modification
	Number of Contracts			Outstanding
Troubled Debt Restructurings	Rate Forgiveness	Other	Total	Recorded Investment
Commercial and industrial	-	7	7	$668
Real estate- mortgage:
Residential	-	8	8	1,230
Commercial	-	3	3	2,025
Consumer Installment	-	3	3	43

Troubled Debt Restructurings That Subsequently Defaulted [Table Text Block]
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment

Commercial and industrial	6	$256
Real estate- construction:	1	3,622
Real estate- mortgage:
Residential	2	89
Commercial	-	-
Consumer Installment	1	5
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	3	$134
Real estate- construction:	-	-
Real estate- mortgage:
Residential	-	-
Commercial	-	-
Consumer Installment	2	28
Troubled Debt Restructurings subsequently defaulted	Number of Contracts	Recorded Investment
Commercial and industrial	2	$174
Real estate- mortgage:
Residential	3	203
Commercial	-	-
Consumer Installment	-	-

Financing Receivable Credit Quality Indicators [Table Text Block]
	Pass	Special Mention	Substandard	Doubtful	Total Loans
December 31, 2012

Commercial and industrial	$59,390	$678	$2,061	$59	$62,188
Real estate - construction	17,601	-	4,921	-	22,522
Real estate - mortgage:
Residential	190,967	758	12,147	-	203,872
Commercial	106,509	1,928	7,297	-	115,734
Consumer installment	4,084	-	33	-	4,117
Total	$378,551	$3,364	$26,459	$59	$408,433
December 31, 2011	Pass	Special Mention	Substandard	Doubtful	Total Loans

Commercial and industrial	$53,645	$1,104	$4,363	$73	$59,185
Real estate - construction	20,883	-	662	-	21,545
Real estate - mortgage:
Residential	192,534	1,100	14,505	-	208,139
Commercial	100,536	443	7,523	-	108,502
Consumer installment	4,495	6	8	-	4,509
Total	$372,093	$2,653	$27,061	$73	$401,880

Past Due Financing Receivables [Table Text Block]
		Still Accruing
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Non- Accrual	Total Loans
December 31, 2012

Commercial and industrial	$60,428	$441	$63	$348	$852	$908	$62,188
Real estate - construction	22,158	-	-	-	-	364	22,522
Real estate - mortgage:
Residential	191,349	2,614	1,401	90	4,105	8,418	203,872
Commercial	113,023	509	97	-	606	2,105	115,734
Consumer installment	4,074	25	-	-	25	18	4,117
Total	$391,032	$3,589	$1,561	$438	$5,588	$11,813	$408,433
		Still Accruing
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days+ Past Due	Total Past Due	Non- Accrual	Total Loans
December 31, 2011

Commercial and industrial	$57,291	$258	$16	$44	$318	$1,576	$59,185
Real estate - construction	20,862	20	-	-	20	663	21,545
Real estate - mortgage:
Residential	193,732	2,624	863	275	3,762	10,645	208,139
Commercial	104,086	83	412	-	495	3,921	108,502
Consumer installment	4,408	60	41	-	101	-	4,509
Total	$380,379	$3,045	$1,332	$319	$4,696	$16,805	$401,880